GOODWILL AND OTHER INTANGIBLE ASSETS (Details) - USD ($) $ in Millions			12 Months Ended
	Sep. 23, 2016	Jun. 21, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jun. 20, 2014
Goodwill And Intangible Asset Impairment [Line Items]
Amortization expense, 2016			$ 29
Amortization expense, 2017			29
Amortization expense, 2018			29
Amortization expense, 2019			29
Amortization expense, 2020			29
AllianceBernstein Acquisitions[Abstract]
Redeemable Noncontrolling Interest			403	$ 13
Capitalized Computer Software, Net [Abstract]
Capitalized software, net			170	157
Amortization of capitalized software			52	55	$ 50
Alliance Bernstein
Goodwill And Intangible Asset Impairment [Line Items]
Carrying value of goodwill			3,584	3,562
AllianceBernstein Acquisitions[Abstract]
Carrying value of goodwill			3,584	3,562
Alliance Bernstein | Investment Management
Goodwill And Intangible Asset Impairment [Line Items]
Gross carrying amount of AllianceBernstein related intangible assets			625	610
Accumulated amortization of these intangible assets			468	439
Amortization of other intangibles			29	28	$ 27
Investment Management segments Other assets [Abstract]
Net deferred sales commissions			64	$ 99
Estimated amortization expense of deferred sales commissions for year 1			32
Estimated amortization expense of deferred sales commissions for year 2			21
Estimated amortization expense of deferred sales commissions for year 3			8
Estimated amortization expense of deferred sales commissions for year 4			3
Estimated amortization expense of deferred sales commissions for year 5			$ 0
Alliance Bernstein | Ramius Alternative Solutions LLC [Member]
Goodwill And Intangible Asset Impairment [Line Items]
Carrying value of goodwill	$ 22
AllianceBernstein Acquisitions[Abstract]
Ownership percentage acquired	100.00%
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets Under Management	$ 2,500
Cash payment	21
Contingent consideration payable	12
Carrying value of goodwill	22
Finite-lived intangible assets acquired	$ 10
Capitalized Computer Software, Net [Abstract]
Business Combination, Consideration Payable, Measurement Period	5 years
Alliance Bernstein | CPH Capital | Investment Management
Goodwill And Intangible Asset Impairment [Line Items]
Carrying value of goodwill						$ 58
AllianceBernstein Acquisitions[Abstract]
Ownership percentage acquired			90.00%			82.00%
Assets under management, carrying amount						$ 3,000
Cash payment		$ 64
Contingent consideration payable		9
Carrying value of goodwill						58
Finite-lived intangible assets acquired		24
Indefinite-lived intangible assets acquired		$ 4
Redeemable Noncontrolling Interest						$ 17
Capitalized Computer Software, Net [Abstract]
Business Combination, Consideration Payable, Measurement Period		3 years